CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 18,816,535		$ 16,009,655
Restricted cash		3,605		8,337
Accounts receivable		11,024,450		16,551,204
Advanced to suppliers		9,708,899		11,812,878
Prepaid expenses and other current assets		2,041,112		2,731,765
Total current assets		41,594,601		47,113,839
Noncurrent assets:
Plant and equipment, net		133,558		164,381
Intangible assets, net		5,293,126		5,767,473
Operating lease right-of-use assets, net		695,571		402,423
Deferred offering costs		1,571,328		270,896
Equity investments		1,992,206		2,001,219
Total noncurrent assets		9,685,789		8,606,392
Total assets		51,280,390		55,720,231
Current liabilities:
Accounts payable		13,034,836		25,936,807
Contract liabilities		2,830,068		2,986,364
Accrued expenses and other current liabilities		555,714		806,463
Operating lease liabilities		336,046		387,118
Due to related party		107,361
Taxes payable		19,466		30,594
Total current liabilities		16,883,491		30,147,346
Noncurrent liabilities:
Operating lease liabilities		351,856		12,174
Total noncurrent liabilities		351,856		12,174
Total liabilities		17,235,347		30,159,520
Shareholders’ deficit:
Ordinary shares, $0.001 par value; 50,000,000 shares authorized; and 2,032,000 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively		7,541		7,541
Preferred shares, $0.0001 par value, 74,737,127 and 74,737,127 shares authorized, 74,737,127 and 74,737,127 shares issued and outstanding as of June 30, 2024 and 2023, respectively.		7,474		7,474
Additional paid-in capital		16,193,191		16,193,191
Accumulated deficit		19,581,470		11,333,048
Accumulated other comprehensive loss		(1,772,669)		(1,665,966)
TOTAL GAMEHAUS’ SHAREHOLDERS’ EQUITY		34,017,007		25,875,288
Non-controlling interests		28,036		(314,577)
Total shareholders’ deficit		34,045,043	$ (2,228,727)	25,560,711	$ 1,900
Total liabilities and shareholders’ deficit		51,280,390		55,720,231
Golden Star Acquisition Corporation [Member]
Current assets:
Cash in escrow	$ 0		(0)		37,423
Prepaid expenses	129,500		46,875
Deferred offering costs					278,352
Due from Sponsor					2,300
Total current assets	129,500		46,875		318,075
Noncurrent assets:
Marketable securities held in Trust Account	27,831,371		72,039,823
Total noncurrent assets	27,831,371		72,039,823
Total assets	27,960,871		72,086,698		318,075
Current liabilities:
Accrued liabilities	680,201		214,281		16,175
Promissory note payable to Sponsor	928,204				300,000
Due to Sponsor	850,992		328,821
Other payable	106,250
Total current liabilities	2,565,647		543,102		316,175
Noncurrent liabilities:
Deferred underwriting commissions	1,725,000		1,725,000
Total noncurrent liabilities	1,725,000		1,725,000
Total liabilities	4,290,647		2,268,102		316,175
Commitments and contingencies (Note 6)
Ordinary shares subject to possible redemption, 2,502,021 and 6,900,000 shares at redemption value of $11.12 and $10.44 per share, respectively, including interest and dividends earned in Trust Account	27,823,892		72,047,323
Shareholders’ deficit:
Ordinary shares, $0.001 par value; 50,000,000 shares authorized; and 2,032,000 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	2,032		2,032		1,725
Additional paid-in capital					23,275
Accumulated deficit	(4,155,700)		(2,230,759)		(23,100)
Total shareholders’ deficit	(4,153,668)	$ (3,795,674)	(2,228,727)	$ (1,546,711)	1,900
Total liabilities and shareholders’ deficit	$ 27,960,871		$ 72,086,698		$ 318,075